CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES
24.	CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES

The Philippine subsidiaries

During the year ended December 31, 2016, the Company through MCO (Philippines) Investments Limited (“MCO Investments”), purchased 50,263,000 common shares of MRP at a total consideration of PHP123,307,331 (equivalent to $2,614 based on the exchange rate on the transaction date) from the open market, which increased the Company’s shareholding in MRP and the Group recognized a decrease of $761 in the Company’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.

During the year ended December 31, 2017, 1,040,485 share options under the MRP Share Incentive Plan were exercised, which decreased the Company’s shareholding in MRP and the Group recognized an increase of $96 in the Company’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.

During the years ended December 31, 2018, 2017 and 2016, 20,506,393, 2,826,644 and 19,541,800 restricted shares under the MRP Share Incentive Plan were vested, which decreased the Company’s shareholding in MRP and the Group recognized a decrease of $573, $67 and $543, respectively, in the Company’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.

In September 2018, MRP filed with the PSE (i) a tender offer report, as amended from time to time, the tender offer of MCO Investments (the “Bidder”), to acquire up to 1,569,786,768 outstanding common shares of MRP held by the public and other MRP shareholders at the offer price of PHP7.25 per MRP share for the purpose of a voluntary delisting of MRP (the “Tender Offer”); and (ii) a petition for voluntary delisting of MRP from the PSE, as amended from time to time, if at least 95% of the outstanding common shares of MRP were acquired (the “Voluntary Delisting”). In October 2018, the purpose for the Tender Offer was changed from voluntary delisting of MRP to increasing the Bidder’s shareholding interest in MRP and such change led to the withdrawal of the petition for Voluntary Delisting by MRP. The Tender Offer period commenced on October 31, 2018 and expired on November 29, 2018 and 1,338,477,668 outstanding common shares of MRP were tendered (the “Tendered Shares”) and acquired by MCO Investments at the offer price of PHP7.25 per MRP share for a total amount of PHP9,703,963,000 (equivalent to $184,055 based on the exchange rate on the transaction date) and crossed at the PSE on December 10, 2018. After the completion of the cross transaction of the Tendered Shares, the shares of MRP was suspended for trading on the PSE on December 10, 2018 as a result of the public float of MRP fell below the 10% minimum public ownership requirement of the PSE rules. In addition, during the year ended December 31, 2018, the Company through MCO Investments, purchased 107,475,300 common shares of MRP at a total consideration of PHP779,196,000 (equivalent to $14,779 based on the exchange rate on the transaction date) from the open market. The above transactions increased the Company’s shareholding in MRP and the Group recognized a decrease of $140,999 in the Company’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.

During the years ended December 31, 2018 and 2016, the total transfers to noncontrolling interests amounted to $141,572 and $1,304, respectively, and during the year ended December 31, 2017, the total transfers from noncontrolling interests amounted to $29, in relation to transactions as described above. The Group retains its controlling financial interests in MRP before and after the above transactions.

Studio City International

During the year ended December 31, 2018, Studio City International completed its initial public offering. In connection with its offering, Studio City International issued (i) 28,750,000 ADSs, representing 115,000,000 Class A ordinary shares, (ii) 800,376 Class A ordinary shares to Melco International to effect an assured entitlement distribution, pursuant to a concurrent private placement, and (iii) additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares, pursuant to the full exercise by the underwriters of the over-allotment option. The offering decreased the Company’s shareholding in Studio City International and the Group recognized a decrease of $31,845 in the Company’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in Studio City International. The Group retains its controlling financial interests in Studio City International before and after the above transactions.

The schedule below discloses the effects of changes in the Company’s ownership interest in MRP and Studio City International on the Company’s equity:

	Year Ended December 31,
	2018	2017	2016
Net income attributable to Melco Resorts & Entertainment Limited Transfers (to) from noncontrolling interests:	$351,515	$347,002	$175,906

The Philippine subsidiaries
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	(140,999)	—	(761)
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	(573)	(67)	(543)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	—	96	—

Sub-total	(141,572)	29	(1,304)

Studio City International
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from an initial public offering of Studio City International	(31,845)	—	—

Sub-total	(31,845)	—	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$178,098	$347,031	$174,602